                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [_]; Amendment Number:

     This Amendment (Check only one):           [_] is a restatement.
                                                [_] adds new holdings entries.
Institutional Investment Manager Filing this Report:

     Name:        Jay G. Goldman
     Address:     152 W. 57/th/ Street
                  New York, NY 10019

Form 13F File Number: 28-10464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jay G. Goldman
Title:
Phone:       (212) 262-4343

Signature, Place, and Date of Signing:

    /s/ Jay G. Goldman              New York, NY                August 13, 2003
------------------------------      -------------               ---------------
          [Signature]               [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                   ------

Form 13F Information Table Entry Total:      128
                                         -------

Form 13F Information Table Value Total:      148,845
                                         -----------
                                         (thousands)
List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                           FORM 13F INFORMATION TABLE

COLUMN 1                             COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
--------                             --------      -------- --------         --------      --------  --------         --------
                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS      SOLE  SHARED NONE
--------------                    --------------    ------  --------    -------  --- ---- ---------- --------      ----  ------ ----
ABERCROMBIE & FITCH CO CL A            CL A       002896207      852     30,000  SH          SOLE                30,000
ABITIBI CONSOLIDATED INC               COM        003924107      481     75,000  SH          SOLE                75,000
ABLE LABORATORIES INC                COM NEW      00371N407      199     10,000  SH          SOLE                10,000
ACTIVE POWER INC                       COM        00504W100       58     35,000  SH          SOLE                35,000
ACTIVISION INC (NEW)                 COM NEW      004930202      321     25,000  SH          SOLE                25,000
ADOLPH COORS CO CL B                   CL B       217016104      980     20,000  SH          SOLE                20,000
ADVANCED MEDICAL OPTICS INC.           COM        00763M108    3,495    205,000  SH          SOLE               205,000
ADVANCED MICRO DEVICES INC             COM        007903107    1,282    200,000  SH          SOLE               200,000
AEROPOSTALE INC                        COM        007865108    2,631    122,500  SH          SOLE               122,500
AES CORP. (THE) COM                    COM        00130H105       91     14,400  SH          SOLE                14,400
AMEX S & P DEPOSITARY
 RECEIPT (SPDRS)                    UNIT SER 1    78462F103    3,905     40,000  SH          SOLE                40,000
AMGEN COM                              COM        031162100      670     10,000  SH          SOLE                10,000
ANSWERTHINK INC                        COM        036916104      120     59,000  SH          SOLE                59,000
APPLEBY'S INTERNATIONAL INC
 COM                                   COM        037899101    1,255     40,000  SH          SOLE                40,000
ARTESYN TECHNOLOGIES INC               COM        043127109    6,960  1,247,400  SH          SOLE             1,247,400
AVOCENT CORP                           COM        053893103      224      7,500  SH          SOLE                 7,500
BARR LABORATORIES INC COM              COM        068306109      983     15,000  SH          SOLE                15,000
BAXTER INTERNATIONAL INC COM           COM        071813109      520     20,000  SH          SOLE                20,000
BE AEROSPACE INC                       COM        073302101      132     40,000  SH          SOLE                40,000
BEA SYSTEMS INC                        COM        073325102      760     70,000  SH          SOLE                70,000
BEAR STEARNS COS INC COM               COM        073902108    2,535     35,000  SH          SOLE                35,000
BEBE STORES INC                        COM        075571109      917     47,975  SH          SOLE                47,975
BEVERLY ENTERPRISES INC NEW          COM NEW      087851309       70     20,000  SH          SOLE                20,000
BINDVIEW DEVELOPMENT CORP              COM        090327107      247    122,800  SH          SOLE               122,800
BKF CAPITAL-GROUP, INC                 COM        05548G102    7,324    335,500  SH          SOLE               335,500
BOWATER INC PAR VALUE $1.00            COM        102183100    1,124     30,000  SH          SOLE                30,000
CABLEVISION SYS. CORP. COM        CL A NY CABLVS  12686C109      311     15,000  SH          SOLE                15,000
CAPITAL FEDERATED FINANCIAL            COM        14057C106    3,903    138,750  SH          SOLE               138,750
CAPSTONE TURBINE CORP                  COM        14067D102       81     75,000  SH          SOLE                75,000
CHIP PAC INC CL A                      CLA        169657103      767    100,000  SH          SOLE               100,000
CHUBB CORP COMM                        COM        171232101      216      3,600  SH          SOLE                 3,600
CITIBANK W FSB 2ND CNTGNT
 LITIGATION RCVRY INTRST          2ND CONT LITIG  17306J301        3     30,000  SH          SOLE                30,000
CITIGROUP INC                          COM        172967101    1,070     25,000  SH          SOLE                25,000
COCA-COLA ENTERPRISES INC COM          COM        191219104    5,608    309,000  SH          SOLE               309,000
COLUMBIA LABORATORIES INC COM          COM        197779101      563     50,000  SH          SOLE                50,000
COMCAST CORP CLA   +                   CL A       20030N101      217      7,200  SH          SOLE                 7,200
CONEXANT SYSTEMS (S/D 01/07/9          COM        207142100      726    175,000  SH          SOLE               175,000
CRITICAL PATH INC                      COM        22674V100       25     25,000  SH          SOLE                25,000
DADE BEHRING HLDGS INC                 COM        23342J206    8,348    360,000  SH          SOLE               360,000
DOV PHARMACEUTICL INC                  COM        259858108      460     40,000  SH          SOLE                40,000
DURECT CORP                            COM        266605104       72     30,000  SH          SOLE                30,000
ECHOSTAR COMMUNICATIONS
 4.875% 01/01/2007              NOTE  4.875% 1/0  278762AD1      993  1,000,000 PRN          SOLE             1,000,000
ELECTROGLAS INC                        COM        285324109       34     25,000  SH          SOLE                25,000
EMC CORP MASS COM                      COM        268648102    1,047    100,000  SH          SOLE               100,000
EMCORE CORP                            COM        290846104      117     35,000  SH          SOLE                35,000
ERIE INDEMNITY CO CL A                 CL A       29530P102    1,850     44,867  SH          SOLE                44,867

FOOT LOCKER INC                        COM        344849104    1,060     80,000  SH          SOLE                80,000
FSI INTERNATIONAL COM                  COM        302633102      195     50,000  SH          SOLE                50,000
GENENTECH INC                        COM NEW      368710406      721     10,000  SH          SOLE                10,000
GENERAL MOTORS CORP (HUGHES)         CL H NEW     370442832    1,150     89,800  SH          SOLE                89,800
GENERAL MTRS CORP. COM                 COM        370442105    6,120    170,000  SH          SOLE               170,000
GENZYME CORP (GENERAL
 DIVISIO COM                       COM GENL DIV   372917104      333      8,000  SH          SOLE                 8,000
GOLDMAN SACHS GROUP INC                COM        38141G104      419      5,000  SH          SOLE                 5,000
GRUPO TMM S A SPONSORED ADR
 REPSTG SER A SH                   SP ADR A SHS   40051D105       33     15,000  SH          SOLE                15,000
HUDSON HIGHLAND GROUP                  COM        443792106    4,402    234,000  SH          SOLE               234,000
INSIGNIA FIN'L GROUP INC               COM        45767A105    2,778    250,000  SH          SOLE               250,000
IONA TECHNOLOGIES PLC ADR
 SPONSORED ADR CMN                SPONSORED ADR   46206P109       82     36,900  SH          SOLE                36,900
ISHARES RUSSELL 1000 INDEX
 FUND                              RUSSEL 1000    464287622      781     15,000  SH          SOLE                15,000
ISHARES S&P SMALLCAP 600D
 INDEX FUND                       S&P SMLCAP 600  464287804   25,000    228,000  SH          SOLE               228,000
JONES APPAREL GROUP INC COM            COM        480074103    1,565     53,500  SH          SOLE                53,500
KING PHARMACEUTICALS INC               COM        495582108      517     35,000  SH          SOLE                35,000
MARVEL ENTERPRISES INC                 COM        57383M108      287     15,000  SH          SOLE                15,000
MAXIM INTERGRATED PRODS INC
 COM                                   COM        57772K101      940     27,500  SH          SOLE                27,500
METASOLV INC                           COM        59139P104       83     41,270  SH          SOLE                41,270
MGI PHARMACEUTICAL INC                 COM        552880106      430     16,800  SH          SOLE                16,800
MILLENNIUM PHARA INC                   CL B       599902103    1,337     85,000  SH          SOLE                85,000
MIPS TECHNOLOGIES CL B                 COM        604567206    2,683  1,090,800  SH          SOLE             1,090,800
MOTHERS WORK INC COM                   COM        619903107      528     19,741  SH          SOLE                19,741
MOTOROLA INC COM                       COM        620076109      377     40,000  SH          SOLE                40,000
NASDAQ-100 SHARES                   UNIT SER 1    631100104    1,498     50,000  SH          SOLE                50,000
NOVARTIS AG-ADR SPONSORED
 ADR CMN                          SPONSORED ADR   66987V109    1,294     32,500  SH          SOLE                32,500
NOVELL INC COM                         COM        670006105      371    120,000  SH          SOLE               120,000
OIL SERVICE HOLD TR               DEPOSTRY RCPT   678002106    1,805     30,000  SH          SOLE                30,000
OPENWAVE SYSTEMS INC                   COM        683718100      716    360,000  SH          SOLE               360,000
PACIFIC SUNWEAR CALIF INC COM          COM        694873100    2,663    110,373  SH          SOLE               110,373
PEOPLESOFT INC COM                     COM        712713106    1,319     75,000  SH          SOLE                75,000
PEPSICO INC COM                        COM        713448108      445     10,000  SH          SOLE                10,000
PFIZER INC COM                         COM        717081103    1,489     43,600  SH          SOLE                43,600
PG & E CORP HOLDING CO                 COM        69331C108    3,807    180,000  SH          SOLE               180,000
PHARMACEUTICAL RESOURCES INC           COM        717125108      292      6,000  SH          SOLE                 6,000
PLAINS EXPLORATION & PRODUCTI          COM        726505100    1,338    123,800  SH          SOLE               123,800
QUOVADX INC                            COM        74913K106       57     19,000  SH          SOLE                19,000
RED HAT INC                            COM        756577102      189     25,000  SH          SOLE                25,000
RF MICRI DEVICES                       COM        749941100    2,566    426,200  SH          SOLE               426,200
RUSS BERRIE & CO.                      COM        782233100      511     14,000  SH          SOLE                14,000
SOMERA COMMUNICATIONS INC              COM        834458101       38     25,000  SH          SOLE                25,000
SUN MICROSYSTEMS INC COM               COM        866810104      140     30,000  SH          SOLE                30,000
SUPERGEN INC                           COM        868059106      692    130,000  SH          SOLE               130,000
SYMANTEC CORP COM                      COM        871503108    1,647     37,500  SH          SOLE                37,500
TEMPLE INLAND INC COM                  COM        879868107      858     20,000  SH          SOLE                20,000
THE PROCTER & GAMBLE COMPANY
 COM                                   COM        742718109      669      7,500  SH          SOLE                 7,500
UNUMPROVIDENT CORP                     COM        91529Y106      751     56,000  SH          SOLE                56,000
WATSON PHARMACEUTICALS INC
 COM                                   COM        942683103      505     12,500  SH          SOLE                12,500
XEROX CORP COM                         COM        984121103      847     80,000  SH          SOLE                80,000
CALL CYW3 JUL 490                 INDEX OPTIONS   G04903CYW       68         50       CALL   SOLE                    50
PUT  CMY3 JUL 500                 INDEX OPTIONS   S05003CMY       21         50       PUT    SOLE                    50
PUT  SXB3 SEP 900                 INDEX OPTIONS   U09003SXB      126        100       PUT    SOLE                   100

PUT  SXB3 SEP 925                 INDEX OPTIONS   U09253SXB    1,267        700       PUT    SOLE               700
PUT  SXB3 SEP 950                 INDEX OPTIONS   U09503SXB    1,008        400       PUT    SOLE               400
CALL BCC  AUG 25                 LISTED OPTIONS   097383903       38        500       CALL   SOLE               500
CALL BOW  SEP 40                 LISTED OPTIONS   102183900       78        500       CALL   SOLE               500
CALL DLQ  JUL 35                 LISTED OPTIONS   247025909        1         50       CALL   SOLE                50
CALL DUJ  NOV 12 1/2             LISTED OPTIONS   05858H904       13         50       CALL   SOLE                50
CALL GHU  JUL 20                 LISTED OPTIONS   671040903      183        150       CALL   SOLE               150
CALL GHU  JUL 30                 LISTED OPTIONS   671040903       99        300       CALL   SOLE               300
CALL GP   AUG 20                 LISTED OPTIONS   373298908       17        140       CALL   SOLE               140
CALL HAL  OCT 22 1/2             LISTED OPTIONS   406216901      360      1,500       CALL   SOLE             1,500
CALL NEM  JUL 32 1/2             LISTED OPTIONS   651639906       95      1,000       CALL   SOLE             1,000
CALL PCG  DEC 20                 LISTED OPTIONS   69331C908      331      1,250       CALL   SOLE             1,250
CALL PCG  JUL 17 1/2             LISTED OPTIONS   69331C908      285        750       CALL   SOLE               750
CALL PQO  JUL 20                 LISTED OPTIONS   712713906        9        940       CALL   SOLE               940
CALL PQX  JUL 30                 LISTED OPTIONS   704326907       22        400       CALL   SOLE               400
CALL QMN  JUL 15                 LISTED OPTIONS   599902903      105        700       CALL   SOLE               700
CALL TCO  DEC 17 1/2             LISTED OPTIONS   876664903      120        520       CALL   SOLE               520
CALL UQG  OCT 05                 LISTED OPTIONS   868059906       23        200       CALL   SOLE               200
CALL XOM  JUL 40                 LISTED OPTIONS   30231G902        0         48       CALL   SOLE                48
CALL ZZG  JAN 25                 LISTED OPTIONS   375766902      328        400       CALL   SOLE               400
CALL ZZG  JAN 30                 LISTED OPTIONS   375766902      517      1,100       CALL   SOLE             1,100
PUT  CAH  SEP 60                 LISTED OPTIONS   14149Y958       90        400       PUT    SOLE               400
PUT  GP   AUG 20                 LISTED OPTIONS   373298958      202        860       PUT    SOLE               860
PUT  JNY  AUG 30                 LISTED OPTIONS   480074953       12         75       PUT    SOLE                75
PUT  KO   JUL 50                 LISTED OPTIONS   191216950       74        200       PUT    SOLE               200
PUT  MRK  JUL 65                 LISTED OPTIONS   589331957       92        200       PUT    SOLE               200
PUT  QAV  JUL 29                 LISTED OPTIONS   631100954        9        250       PUT    SOLE               250
PUT  RKY  JUL 55                 LISTED OPTIONS   217016954      122        200       PUT    SOLE               200
PUT  SGP  AUG 20                 LISTED OPTIONS   806605951       93        500       PUT    SOLE               500
PUT  TIN  JUL 50                 LISTED OPTIONS   879868957      144        200       PUT    SOLE               200
PUT  ZQN  JUL 35                 LISTED OPTIONS   023135956       23        300       PUT    SOLE               300
                                                             -------

                                                             148,845